Biological assets (Details 2)	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 ARS ($)
Biological assets
Supplies and labors	$ 51,910,000,000	$ 50,635,000,000		$ 51,317,000,000
Salaries, social security costs and other personnel expenses	3,110		$ 2,852		$ 2,951
Depreciation and amortization	9,144		7,657		9,259
Fees and payments for services	137		170		172
Maintenance, security, cleaning, repairs and others	438		493		576
Taxes, rates and contributions	94		162		216
Leases and service charges	34		26		43
Freights	478		360		407
Travelling, library expenses and stationery	354		317		254
Other expenses	3,433		3,600		3,352
Capitalized cost of production	$ 69,132		$ 66,272		$ 68,547